Credit-related arrangements, repurchase agreements and commitments - Contractual Obligation, Fiscal Year Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Sourcing
2021	$ 13,029
2022	0
2023	0
2024	0
2025	0
Total commitments	13,029	$ 27,600
Other
2021	18,638
2022	11,682
2023	5,552
2024	2,490
2025	1,779
Total commitments	40,141
Total
2021	31,667
2022	11,682
2023	5,552
2024	2,490
2025	1,779
Total commitments	$ 53,170